Nature and Description of the Company	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Nature and Description of the Company

Note 1. Nature and Description of the Company

Enerflex Ltd. (“Enerflex” or “the Company”) deploys and services high-quality sustainable energy infrastructure tailored to our client partners' needs – from individual, modularized products and services to integrated custom solutions. A leading energy services company, the Company's vertically integrated suite of product offerings includes processing, cryogenic, compression, electric power, and treated water solutions, spanning all phases of a project's lifecycle, from front-end engineering and design to after-market service. Enerflex has proven expertise in delivering low-carbon solutions, including carbon capture utilization and storage, electrification, renewable natural gas, and hydrogen solutions.

Headquartered in Calgary, Alberta, Canada, Enerflex’s registered office is located at 904, 1331 Macleod Trail SE, Calgary, Alberta, Canada. Enerflex has over 4,600 employees worldwide. Enerflex, its subsidiaries, interests in associates and joint operations, operates in 17 countries globally, spanning North America (“NAM”), Latin America (“LATAM”), and the Eastern Hemisphere (“EH”). Enerflex operates four business segments and reports in three business segments: Canada and the United States of America (“USA”), which combine into the NAM reporting segment, LATAM which includes our operations in Mexico and South America, and EH which includes the Company’s international operations in Europe, Africa, the Middle East, Australia, and Asia.

The following table represents Enerflex and its material subsidiaries as at December 31, 2024:

Name	Jurisdiction of Incorporation	Ownership	Reporting Segment
Enerflex Ltd.	Canada	Public Shareholders	North America
Enerflex International Holdings Ltd.	Barbados	100 percent	Eastern Hemisphere
Enerflex Energy Systems Inc.	Delaware, USA	100 percent	North America
Enerflex US Holdings Inc.	Delaware, USA	100 percent	North America
Exterran Energy Solutions, LP	Delaware, USA	100 percent	North America
Enerflex Energy Systems (Australia) PTY Ltd.	Australia	100 percent	Eastern Hemisphere
Enerflex Middle East LLC	Oman	70 percent[1]	Eastern Hemisphere
Enerflex Middle East WLL	Bahrain	100 percent	Eastern Hemisphere
Enerflex Holding Company NL B.V.	Netherlands	100 percent	Eastern Hemisphere
Exterran Middle East LLC	Oman	100 percent	Eastern Hemisphere

[1] Enerflex Ltd. holds 100 percent of the beneficial interest.